REVENUE AND DEFERRED REVENUES - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 231,485	¥ 779,538
Amount due from related parties, unbilled receivable	64,129	80,675
Asset impairment charges	0	0	¥ 0
Deferred revenue, revenue recognized	51,780	59,585	41,863
Cooperation Agreement
Disaggregation Of Revenue
Amount due from related parties, billed receivable	¥ 80,675	¥ 102,687	¥ 33,279
Minimum
Disaggregation Of Revenue
Payment terms (in days)	30 days
Maximum
Disaggregation Of Revenue
Payment terms (in days)	60 days